Filed with the Securities and Exchange Commission on May 16, 2012

1933 Act Registration File No. 333-78275

1940 Act File No. 811-09303

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

555 Taxter Road, Suite 175

Elmsford, New York 10523

(Address and Zip Code of Principal Executive Offices)

1-800-930-3828

Registrant’s Telephone Number, including Area Code

Leonid Polyakov

555 Taxter Road, Suite 175

Elmsford, New York 10523

(Name and Address of Agent for Service)

With a copy to:

Mary Jo Reilly, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

☒                        immediately upon filing pursuant to paragraph (b)

☐                          on (date) pursuant to paragraph (b)

☐                          60 days after filing pursuant to paragraph (a)(1)

☐                          on [date] pursuant to paragraph (a)(1)

☐                          75 days after filing pursuant to paragraph (a)(2)

☐                          on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This PEA No. 41 hereby incorporates Parts A, B and C from the Trust’s PEA No. 40 on Form N-1A filed April 27, 2012.  This PEA No. 41 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 40.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 41 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Elmsford and State of New York, on the 16th day of May, 2012.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	May 16, 2012
Peter B. Doyle

Douglas Cohen*	Director	May 16, 2012
Douglas Cohen

William J. Graham*	Director	May 16, 2012
William J. Graham

Steven T. Russell*	Director	May 16, 2012
Steven T. Russell

Murray Stahl*	Director and Secretary	May 16, 2012
Murray Stahl

Joseph E. Breslin*	Director	May 16, 2012
Joseph E. Breslin

James Breen*	Director	May 16, 2012
James M. Breen

Leonid Polyakov*	Director and Treasurer	May 16, 2012
Leonid Polyakov

/s/ Jay Kesslen		May 16, 2012
Jay Kesslen

*By:	/s/ Jay Kesslen

Attorney-In-Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on April 27, 2012.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE